FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

           First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

                  (each a "Fund" or collectively the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 30, 2010

                              DATED MARCH 25, 2011

      The Board of Trustees has approved the change in the name of the Fund from First Trust Large Cap Value Opportunities AlphaDEX(R) Fund to "First Trust Large Cap Value AlphaDEX(R) Fund." The First Trust Large Cap Value AlphaDEX(R) Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index.

      The Board of Trustees has approved the change in the name of the Fund from First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund to "First Trust Large Cap Growth AlphaDEX(R) Fund." The First Trust Large Cap Growth AlphaDEX(R) Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index.

      This change to each Fund's name had no effect on the investment strategies or risks of each Fund.

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE



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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

           First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

                  (each a "Fund" or collectively the "Funds")

 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010

                              DATED MARCH 25, 2011

      The Board of Trustees has approved the change in the name of the Fund from First Trust Large Cap Value Opportunities AlphaDEX(R) Fund to "First Trust Large Cap Value AlphaDEX(R) Fund." The First Trust Large Cap Value AlphaDEX(R) Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index.

      The Board of Trustees has approved the change in the name of the Fund from First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund to "First Trust Large Cap Growth AlphaDEX(R) Fund." The First Trust Large Cap Growth AlphaDEX(R) Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index.

      This change to each Fund's name had no effect on the investment strategies or risks of each Fund.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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